Premises and Equipment (Operating Leases) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Operating Leases, Future Minimum Payments
2018	$ 8
2019	7
2020	5
2021	3
2022	1
Thereafter	2
Total	$ 26